Summary of Business and Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income/ (Loss) Per Common Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Net Income Loss Per Common Share [Line Items]
Net income/(loss) applicable to common stockholders	$ (3,822)	[1]	$ 8,372	[1]	$ (85)	[1]
Basic net income/(loss) per common share	$ (0.16)	[1]	$ 0.37	[1]	$ 0.00	[1]
Weighted average common shares used in computing basic net income/(loss) per common share	24,329		22,709		22,180
Effect of dilutive options and warrants outstanding			1,580
Weighted average common shares used in computing diluted net income/(loss) per common share	24,329		24,289		22,180
Diluted net income/(loss) per common share	$ (0.16)	[1]	$ 0.34	[1]	$ 0.00	[1]

[1]	As Adjusted, see Note 1.